GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,055,760
Subsequent measurement period adjustment	(1,000)
Impairment of goodwill and other intangibles	(788,722)	$ 0
Goodwill, ending balance	266,038	1,055,760
Equipment Sales and Hosting Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	58,241
Subsequent measurement period adjustment	0
Impairment of goodwill and other intangibles	0
Goodwill, ending balance	58,241	58,241
Mining Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	997,519
Subsequent measurement period adjustment	(1,000)
Impairment of goodwill and other intangibles	(788,722)
Goodwill, ending balance	$ 207,797	$ 997,519